Assets held for sale and discontinued operations - Narrative (Details) - GBP (£) £ in Millions				12 Months Ended
	Mar. 31, 2024	Mar. 11, 2024	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of subsidiaries [line items]
Profit after tax				£ 2,291	£ 7,797	£ 2,354
Total identifiable net assets	£ 29,892			29,892	29,562
Assets and liabilities classified as held for sale
Disclosure of subsidiaries [line items]
Net assets held for sale	349			349	1,334
UK Electricity System Operator
Disclosure of subsidiaries [line items]
Profit after tax				178	182	£ (12)
UK Electricity System Operator | Assets and liabilities classified as held for sale
Disclosure of subsidiaries [line items]
Total identifiable net assets	(293)			(293)
Net assets held for sale	(293)			(293)	0
RAA option | Assets and liabilities classified as held for sale
Disclosure of subsidiaries [line items]
Net assets held for sale	£ (47)			£ (47)	0
GasT TopCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed		20.00%
Cash proceeds		£ 681
Proportion of ownership interest in associate	20.00%	20.00%	40.00%	20.00%
Gain on disposal		£ (4)
GasT TopCo Limited | Discontinued operations
Disclosure of subsidiaries [line items]
Dividends received from associates				£ 102
GasT TopCo Limited | Assets and liabilities classified as held for sale
Disclosure of subsidiaries [line items]
Net assets held for sale	£ 689			£ 689	£ 1,443
UK Gas Transmission business
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			100.00%		60.00%
Cash proceeds			£ 4,000
Portion of consideration received consisting of shareholding in acquirer			40.00%
Associate at fair value			£ 1,400
Gain on disposal			4,800
UK Gas Transmission business | Disposal groups classified as held for sale
Disclosure of subsidiaries [line items]
Total identifiable net assets			£ 600
Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) | GasT TopCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate			60.00%